BALANCE SHEET - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 2,114,670	$ 4,182,004
Prepaid income taxes	493,996
Prepaid expenses	151,409	141,647
Total Current Assets	2,760,075	4,323,651
Investments held in Trust Account	364,043,313	362,255,356
Total Assets	366,803,388	366,579,007
Current
Accounts payable and accrued liabilities	751,891	176,738
Due to related party		35,737
Income taxes payable		193,963
Total Current Liabilities	751,891	406,438
Deferred underwriters' commission	13,500,000	13,500,000
Total Liabilities	14,251,891	13,906,438
Commitments and Contingencies
Class A Restricted Voting Shares, 36,000,000 shares subject to redemption	363,312,252	361,646,410
Stockholders' Equity (Deficiency)
Accumulated deficit	(10,785,755)	(8,998,841)
Total stockholders' deficiency	(10,760,755)	(8,973,841)
Total liabilities and stockholders' deficiency	366,803,388	366,579,007
Class B stock
Stockholders' Equity (Deficiency)
Common stock	$ 25,000	$ 25,000